Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Financial Services — 0.1%
Aimbridge Topco LLC
(a) (b)
................ 24,947 $ 1,609,081
Food Products — 0.0%
H-Food Holdings LLC
(a)
................. 58,429 945,849
Ground Transportation — 0.0%
SIRVA, Inc.
(a)
........................ 8,136 6,778
Hotels, Restaurants & Leisure — 0.0%
Hurtigruten Global Sales A/S
(a) (b)
........... 112,028 1
Household Durables — 0.0%
Svp Singer
(a) (b)
....................... 52,276 228,708
IT Services — 0.2%
Travelport Technology Ltd.
(a) (b)
............ 1,636 4,838,764
Machinery — 0.0%
Ameriforge Group, Inc.
(a) (b)
............... 5,385 —
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 0 )
(a) (b) (c)
............... 16,037 1,683,885
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(a) (b)
.............. 94,283 1,037,113
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (d)
.............. 37,466 214,306
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(a)
.................. 66,137 1,095,008
Total Common Stocks — 0 .4%
(Cost: $ 10,585,798 ) ............................... 11,659,493
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 0.00%, 11/15/26
(b)
.... USD 2,628 —
Broadline Retail — 0.1%
Getty Images, Inc., 11.25%, 02/21/30
(d)
...... 3,256 3,231,865
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
..... 156 156,435
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (b) (e) (f)
.............. 8,430 1
Hotels, Restaurants & Leisure — 0.1%
Sabre GLBL, Inc., 11.13%, 07/15/30
(d)
...... 3,606 3,407,670
Household Durables — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29
(d)
.... 2,650 1,272,087
IT Services — 1.0%
Beignet Investor LLC, 6.58%, 05/30/49
(d)
..... 30,934 32,997,527
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 4,750 4,965,220
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(b)
... 787 179,938
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash or
15.50% PIK), 11/01/24
(a) (d) (e) (g)
.......... USD 1,765 $ 498,543
Total Corporate Bonds — 1 .4%
(Cost: $ 46,686,605 ) ............................... 46,709,286
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 8,416 8,247,642
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 1,138 1,140,663
Software — 0.2%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 6,523 6,527,329
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 16,067,261 ) ............................... 15,915,634
Floating Rate Loan Interests
Aerospace & Defense — 3.4%
(f)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
05/25/29 ............. 19,060 10,858,406
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37% 05/25/29 .............. 2,739 1,560,482
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
10/31/30 ................... 6,011 6,020,188
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 8,948 8,968,756
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
10/31/31 ............. 15,331 15,350,904
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
10/31/31 ............. 5,831 5,838,345
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
01/27/32 ................... 3,451 3,446,347
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.54% -
6.96%
,
02/26/32 ................... 4,588 4,599,627
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
02/26/32 ............. 42 41,657
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
02/01/28 ................... 9,922 8,538,652
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.75%
,
11/06/28 ........ 2,506 2,514,830
TransDigm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
08/19/32 ................... 10,880 10,882,394
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
02/28/31 ................... 14,838 14,854,221

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
03/22/30 ................... USD 8,943 $ 8,950,025
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
01/19/32 ................... 6,121 6,124,537
108,549,371
Automobile Components — 1.6%
(f)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29 ............. 789 728,445
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46% , 05/06/30 ........... 14,727 14,717,408
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71% , 01/28/32 ........... 11,251 11,275,640
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.31%
,
01/30/32 ............ 644 643,660
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
06/04/31 ................... 10,191 10,180,598
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
11/16/29 ................... 1,629 1,626,949
RealTruck Group, Inc., 1st Lien Term Loan
(h)
01/31/28 ........................ 430 376,100
01/31/28 ........................ 3,378 2,976,567
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.10% -
9.30%
,
11/17/28 ................... 7,534 7,403,095
49,928,462
Automobiles — 0.2%
(f)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.21%
,
01/22/31 ........ 2,761 2,756,938
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96%
,
07/02/31
(b)
............ 5,137 5,091,886
7,848,824
Beverages — 0.7%
(f)
Naked Juice LLC, 1st Lien Term Loan
01/24/29
(h)
....................... 3,320 2,506,341
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.50% , 01/24/29 ........... 12,509 12,577,126
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.10% , 01/24/30 ........... 3,341 1,393,521
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.58%
,
06/25/32 ................... 4,393 4,412,900
20,889,888
Biotechnology — 0.3%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.46%
,
11/15/28
(f)
.................. 10,397 10,422,821
Broadline Retail — 0.3%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.71%
,
03/15/30
(f)
............. 10,649 10,635,449
Security
Par (000)
Par (000) Value
Building Products — 1.3%
(f)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
05/14/29 ................... USD 421 $ 422,037
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
09/08/32 ................... 14,193 14,228,626
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.21%
,
07/08/30 ............. 5,877 5,784,437
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
10/17/32
(h)
....................... 7,038 6,976,337
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31 ................... 14,322 13,828,534
41,239,971
Capital Markets — 3.9%
(f)
AllSpring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.81%
,
11/01/30 ................... 1,368 1,369,615
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
2.75% Floor + 0.00%; 6-mo. CME Term SOFR
at 2.75% Floor + 0.00% at 0.00% Floor +
0.00%), 6.75% - 6.95%
,
02/18/31 ........ 13,270 13,220,634
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.46%
,
08/09/30 ............. 3,980 3,993,186
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96%
,
08/02/28 ............. 10,638 10,645,185
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.75%
,
12/20/29 ................... 10,349 10,358,468
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
11/25/31 .............. 6,470 6,485,769
Chicago US MidCo III LP, 1st Lien Term Loan ,
10/08/32
(b) (h)
...................... 8,369 8,358,188
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.16%
,
10/31/31 .. 9,823 9,850,823
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.96%
,
04/07/28 .. 8,130 8,155,722
Focus Financial Partners LLC, 1st Lien Term
Loan B , 09/15/31
(h)
.................. 11,284 11,308,704
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
09/05/31 ............ 2,622 2,629,403
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.69%
,
09/30/32 ............ 15,900 15,556,401
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96% - 6.20%
,
12/15/31 ........ 13,608 13,473,154
Osaic Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
08/02/32 ................... 8,150 8,160,188
123,565,440

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 3.3%
(f)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.06%
,
11/24/27 ............ USD 2,321 $ 2,164,443
Chemours Co. LLC, 1st Lien Term Loan B4 ,
10/15/32
(h)
....................... 10,649 10,460,120
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.05%
,
11/01/30 ................... 8,679 8,667,887
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.61%
,
10/04/29 ............. 1,621 1,604,266
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
12/18/30 ............. 6,339 6,372,434
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.50%
,
03/29/32 ................... 3,403 3,280,945
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
02/15/30 ................... 842 844,264
INEOS US Finance LLC, 1st Lien Term Loan ,
02/18/30
(h)
....................... 3,034 2,599,909
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.21%
,
10/07/31 ............. 4,201 3,359,662
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
07/03/28 ............. 7,478 6,630,557
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.97%
,
11/26/31
(b)
............ 6,136 6,135,635
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.04%
,
04/03/28 ............. 7,601 7,581,953
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(h)
.................. 3,490 3,472,550
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.00%
,
06/23/31 ........ 13,410 13,264,905
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.29%
,
04/08/31 .. 10,027 8,919,275
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.24%
,
10/09/31 ............. 3,522 3,517,016
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , 10/29/32
(h)
.................. 4,247 4,251,417
Sparta US HoldCo LLC, 1st Lien Term Loan ,
08/02/30
(h)
....................... 10,108 9,732,256
WR Grace Holding LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
08/19/32 ............. 4,447 4,417,828
107,277,322
Commercial Services & Supplies — 3.7%
(f)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/24/30 ........ 5,143 5,142,619
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
08/20/32 ............. 27,939 28,037,397
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.81%
,
09/06/27 ............. 5,816 5,816,603
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.00%
,
04/01/32 ............ USD 6,405 $ 6,402,216
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.26%
,
09/24/32 ................... 2,365 2,372,024
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.88%
,
10/01/32 ............. 1,482 1,484,786
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.05%
,
02/01/29 ............. 10,642 10,633,452
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
06/02/31 ............ 4,169 4,153,811
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.75%
,
10/17/30 ............ 4,243 4,246,608
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
10/30/28 ................... 10,551 7,920,371
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.75%
,
03/11/32 ................... 10,845 10,867,604
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 1,056 1,053,487
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(h)
............. 13,514 13,430,009
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
06/28/30 ............. 4,851 4,799,322
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.27%
,
01/15/31 ............. 1,913 1,906,630
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.28%
,
11/30/28 .............. 7,251 7,250,979
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.28%
,
11/30/28 .............. 453 453,148
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.46%
,
11/14/30 ................... 593 590,005
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... 1,935 1,827,159
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.06%
,
11/02/27 ................... 1,829 1,789,119
120,177,349
Communications Equipment — 0.2%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.78%
,
10/24/30
(f)
.................. 6,921 6,928,604
Construction & Engineering — 0.6%
(f)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.80%
,
08/01/30 ........ 12,157 10,718,395
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
11/03/31 .............. 2,010 2,012,325

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Legence Holdings LLC, 1st Lien Term Loan ,
12/18/31
(h)
....................... USD 130 $ 129,822
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.08%
,
01/21/28 ................... 7,274 7,317,622
20,178,164
Construction Materials — 1.8%
(f)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
01/31/31 ................... 7,687 7,713,393
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.96%
,
03/08/29 ................... 1,943 1,826,221
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
6.96%
,
12/14/27 ................... 4,093 4,103,928
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
04/14/31 ............. 5,955 5,962,086
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
03/19/29 ............. 5,342 5,347,004
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
02/10/32 ............. 9,020 9,027,703
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75%
,
09/22/28 ............. 1,030 1,032,882
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(h)
.............. 21,717 21,757,698
56,770,915
Consumer Staples Distribution & Retail — 0.1%
(f)
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.70%
,
02/07/28 ................... 2,276 2,287,911
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
10/03/31 ................... 1,495 1,505,383
3,793,294
Containers & Packaging — 1.7%
(f)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.80%
,
11/29/30 ............ 15,388 15,440,413
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 7.14% , 04/13/29 ........... 1,070 1,069,165
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.21% , 04/01/32 ........... 9,640 9,614,126
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.87%
,
07/30/32 ................... 8,172 8,131,140
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.13%
,
04/15/27 .. 5,345 5,345,519
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.96%
,
02/01/29 ................... 4,147 4,170,271
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.90% - 8.19%
,
09/15/28 ........ 1,024 1,022,536
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.46%
,
09/15/32 ... USD 2,555 $ 2,555,000
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.75%
,
09/15/28 ............. 7,346 7,164,011
54,512,181
Distributors — 0.1%
Pai HoldCo, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
10/28/27
(f)
.................. 2,332 1,939,778
Diversified Consumer Services — 0.9%
(f)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.71%
,
08/23/32 ... 5,381 5,395,414
KUEHG Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
06/12/30 ................... 2,255 2,246,413
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 7.86% -
8.23%
,
08/11/28 ................... 1,361 1,333,549
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.36%
,
07/25/30 ............. 4,212 4,212,450
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
03/26/31 ............. 4,375 4,388,065
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
02/07/31 ............. 3,115 3,128,802
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.46%
,
01/30/31 ................... 9,612 9,583,813
30,288,506
Diversified REITs — 0.1%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 2.00% - 6.33%
,
05/18/30
(f)
....... 2,281 2,278,318
Diversified Telecommunication Services — 2.6%
(f)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.00%
,
01/30/26
(b)
.................. 8,260 7,970,439
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(h)
....................... 20,989 20,952,269
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.96%
,
06/01/28 ............. 604 612,002
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.63%
,
04/16/29 ............. 6,520 6,478,050
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.63%
,
04/15/30 ............. 6,666 6,624,713
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 4.25% Floor + 0.75%;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.33% -
8.71%
,
09/01/28
(b)
.................. 3,234 2,991,045
Radiate Holdco LLC, 1st Lien Term Loan
06/26/29
(b) (h)
...................... 194 191,743

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.58% , 09/25/29 ........... USD 17,456 $ 13,593,091
Sunrise Financing Partnership, Facility 1st Lien
Term Loan AAA1 , (12-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.26%
,
02/17/32 .. 2,258 2,252,355
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.40%
,
01/31/29 ........ 3,996 3,986,408
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.58% 03/11/30 .............. 17,941 17,127,800
82,779,915
Electric Utilities — 0.6%
(f)
NRG Energy, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.03% - 5.73%
,
04/16/31 ............. 15,762 15,791,699
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
12/20/30 ............. 4,209 4,214,497
20,006,196
Electronic Equipment, Instruments & Components — 0.5%
(f)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.74%
,
06/20/31
(b)
.................. 3,160 3,171,850
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
07/02/29 ................... 6,038 6,040,200
CoorsTek, Inc., 1st Lien Term Loan B ,
10/12/32
(b) (h)
...................... 805 800,975
Sanmina Corp., 1st Lien Term Loan B ,
08/06/32
(b) (h)
...................... 4,840 4,840,001
14,853,026
Energy Equipment & Services — 0.2%
(f)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
02/26/32 ................... 2,860 2,861,634
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31 ............. 3,551 3,582,071
6,443,705
Entertainment — 2.6%
(f)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58%
,
07/22/30 ............. 4,379 4,369,346
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
10/01/31 ............. 15,533 15,547,688
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
09/30/31 ............. 17,722 17,727,608
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.76%
,
10/21/32
(b)
....... 6,533 6,524,834
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50%
,
11/13/29 .............. 10,762 9,291,863
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.04%
,
11/21/31 ........ 18,076 18,112,625
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.95%
,
01/24/31 ............. USD 12,672 $ 12,665,358
84,239,322
Financial Services — 4.0%
(f)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.21%
,
12/21/28 ........ 7,122 7,113,156
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.71%
,
07/30/31 ............ 2,153 2,153,654
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(h)
....................... 8,864 8,276,808
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
01/03/29 ................... 15,309 15,320,306
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.74%
,
10/16/31 ............. 21,857 21,948,350
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(h)
....................... 3,036 3,033,571
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96% , 05/19/31 ........... 15,219 15,207,215
EOC BORROWER LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
03/24/32 ............. 17,469 17,534,727
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 4,300 4,318,834
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.50%
,
01/31/30 ............. 1,839 1,839,359
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
02/17/31 ............. 7,549 7,559,237
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.46%
,
04/18/30 ............. 995 998,838
Orion US Finco, Inc., 1st Lien Term Loan ,
10/08/32
(h)
....................... 5,399 5,422,648
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
05/30/31 ............. 11,604 11,632,622
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.46%
,
10/16/31 ............. 327 326,729
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
04/03/28 ................... 2,977 2,967,201
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
03/05/32 ................... 3,721 3,707,345
129,360,600
Food Products — 1.9%
(f)
Chobani LLC, 1st Lien Term Loan B , 10/22/32
(h)
20,554 20,592,641
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 17,807 17,659,296
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
08/02/32
(h)
....................... 2,445 2,443,191
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.34%
,
03/29/30 ............. 944 952,979

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , 11/13/29
(h)
................. USD 5,708 $ 5,700,642
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.25%
,
03/31/28 ................... 7,183 7,200,815
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.50%
,
01/29/32 ............. 6,451 6,442,402
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.95%
,
12/31/29 ................... 769 603,637
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.01%
,
12/31/29 ................... 429 152,799
61,748,402
Gas Utilities — 0.1%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
04/01/32
(f)
........... 4,002 4,006,173
Ground Transportation — 0.9%
(f)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.75%
,
04/10/31 ............. 19,204 19,152,496
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 ................... 6,790 5,617,806
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 ................... 1,299 1,075,207
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.20%
,
08/20/29 ............. 5,051 1,919,400
27,764,909
Health Care Equipment & Supplies — 0.6%
(f)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.96% , 09/29/28 ........... 5,588 5,598,573
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.21% , 01/15/31 ........... 10,606 10,662,162
QuidelOrtho Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
08/20/32 ................... 4,054 4,024,852
20,285,587
Health Care Providers & Services — 2.9%
(f)
ACP Tara Holdings, Inc., 1st Lien Term Loan B ,
09/17/32
(b) (h)
...................... 1,057 1,059,643
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
09/20/32 ............. 902 905,123
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.00%),
6.91% - 7.05%
,
09/29/28 ............. 5,282 5,296,483
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.56%
,
11/08/32 ................... 6,986 6,995,323
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.96%
,
07/28/31 ........ 2,605 2,610,243
Ensemble RCM LLC, 1st Lien Term Loan B ,
08/01/29
(h)
....................... 7,410 7,436,473
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
11/01/28 .............. USD 9,016 $ 9,051,024
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.62%
,
08/31/28 ............. 2,443 2,456,625
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 4.87%
,
11/30/28 .............. 3,178 1,846,797
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.72%
,
11/30/28
(a) (b) (e)
......... 230 48,344
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07% - 7.78%
,
05/19/31 ........ 6,043 6,041,134
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.44%
,
11/01/28 ............ 5,081 1,537,017
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.94%
,
11/01/29 ........... 3,196 655,195
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.96% , 10/23/28 ........... 20,960 20,977,206
10/23/30
(h)
....................... 3,225 3,225,903
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71%
,
09/16/32 ............. 8,030 8,043,140
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.96%
,
11/19/31 ............ 3,645 3,644,720
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
12/19/30 ............ 8,903 8,922,049
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
06/30/28 ............. 2,505 2,506,801
93,259,243
Health Care Technology — 1.5%
(f)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
02/15/29 ............. 12,997 12,930,277
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.88%
,
05/01/31 ................... 14,707 14,143,608
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
10/01/27 ............. 3,004 2,974,351
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
11/03/31 ............ 6,396 6,403,888
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.10%
,
06/02/28 ................... 7,488 7,151,311
Waystar Technologies, Inc., 1st Lien Term Loan ,
10/22/29
(h)
....................... 3,219 3,216,616
46,820,051

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 5.6%
(f)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
09/20/30 ................... USD 7,341 $ 7,314,665
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.65% , 03/11/30 ............ 1,424 1,417,615
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.65% , 03/11/30 ........... 1,310 1,290,204
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
05/31/30 ............. 6,529 6,541,063
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.37%
,
10/02/28 ............. 3,530 3,252,911
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
02/06/30 ............. 6,541 6,481,497
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
02/06/31 ............. 10,635 10,523,017
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.63%
,
12/02/31 ............. 5,189 5,175,561
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.86%
,
03/04/32 ............. 9,736 9,687,046
Fertitta Entertainment LLC, 1st Lien Term Loan
B , 01/29/29
(h)
..................... 17,849 17,827,749
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75% , 12/02/30 ........... 13,409 13,334,918
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00% , 06/04/32 ........... 4,862 4,831,130
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71%
,
09/22/32 ............. 12,333 12,333,126
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
11/01/29 ........ 5,923 5,878,172
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.21%
,
05/27/32 ............ 5,052 5,071,284
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.74%
,
11/08/30 .... 10,802 10,823,910
Hurtigruten Group AS, Facility 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00% Floor +
6.50%), 9.91%
,
09/30/27
(b)
............ EUR 289 —
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.46%
,
12/15/27 ................... USD 10,762 10,775,030
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.29%
,
04/16/29 ........ 3,135 3,138,315
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
08/01/30 ............. 2,321 2,170,938
Packers Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.09%
,
03/02/28 ............. 7,037 2,287,127
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.46%
,
05/03/29 ............. 4,828 4,833,605
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.93%
,
04/04/29 ............ USD 3,942 $ 3,891,531
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.96%
,
12/04/31 ... 3,057 3,045,215
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
03/14/31 ............. 9,280 9,281,412
Turquoise Topco Ltd., 1st Lien Term Loan B ,
08/13/32
(h)
....................... 4,205 4,141,925
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.75%
,
07/01/32 ............. 6,595 6,587,613
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.46%
,
08/03/28 ................... 3,865 3,871,516
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.71%
,
05/24/30 ............ 3,422 3,428,407
179,236,502
Household Durables — 0.6%
(f)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.47%
,
09/26/31 ............. 2,895 2,905,404
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.62%
,
06/29/28 ........... 1,618 1,512,326
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
10/24/31 ........ 2,890 2,903,634
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29 ............. 1,850 1,842,598
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.28%
,
10/06/28 ............. 2,744 2,165,457
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.74%
,
10/01/32 ........ 7,102 7,078,350
18,407,769
Independent Power and Renewable Electricity Producers — 0.4%
(f)
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 6.45%
,
12/15/27 ............. 4,908 4,900,386
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.73% , 12/11/31 ............ 4,318 4,320,397
10/12/32
(h)
....................... 3,905 3,901,759
13,122,542
Industrial Conglomerates — 1.3%
(f)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
09/13/32 ............. 1,895 1,903,679
EMRLD Borrower LP, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
08/04/31 ................... 5,112 5,090,599
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.45%
,
05/31/30 ............. 18,580 18,524,006
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2 , 11/02/28
(h)
............. 4,007 4,007,000

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.66%
,
12/02/31 ... USD 3,550 $ 3,568,953
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.49%
,
09/13/32 ............. 4,379 4,395,062
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.04%
,
08/13/32 ............. 4,718 4,706,205
SVP-Singer Holdings, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
7.50%), 11.76%
,
10/15/29
(b)
............ 710 578,451
42,773,955
Insurance — 4.2%
(f)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
09/19/31 ............ 20,004 19,978,280
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.25%
,
01/30/32 ................... 20,291 20,311,697
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.71%
,
12/29/31 ............ 10,749 10,757,797
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.55%
,
05/26/31
(b)
.................. 4,669 4,674,912
CRC Insurance Group LLC, 1st Lien Term Loan
B , 05/06/31
(h)
..................... 14,568 14,542,157
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.12%
,
06/20/30 ............. 22,996 23,067,290
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.59%
,
03/15/30 ................... 3,708 3,701,094
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96% - 7.16%
,
07/02/31 ........ 1,207 1,206,438
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
09/15/31 ............. 13,024 13,029,632
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.75%
,
05/06/32 ............ 4,377 4,430,459
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
09/27/30 ................... 697 696,976
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
11/21/29 ................... 19,699 19,718,821
136,115,553
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
01/31/31
(f)
............. 4,468 4,381,234
Security
Par (000)
Par (000) Value
IT Services — 5.0%
(f)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.33%
,
08/21/28 ................... USD 5,400 $ 5,415,977
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 1,816 1,808,766
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.21%
,
09/19/30 ................... 12,363 12,306,773
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.33%
,
01/31/28 ................... 7,467 7,304,840
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.33%
,
01/19/29 ................... 3,571 3,399,164
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 14,233 11,682,112
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
04/21/32 ............. 5,367 5,370,381
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , 06/12/31
(h)
............... 7,561 7,532,397
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.46%
,
05/30/31 ............. 13,348 13,373,000
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.11%
,
06/27/31
(b)
............ 4,015 4,020,191
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.71%
,
05/30/31 ........ 5,828 5,810,698
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.71%
,
11/09/29 ........ 6,348 6,334,627
Iron Mountain, Inc., 1st Lien Term Loan ,
01/31/31
(h)
....................... 1,770 1,769,628
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.21%
,
06/17/31 ............. 10,336 10,340,596
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.21%
,
06/07/32 ............. 2,520 2,451,960
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.09%
,
07/01/31 ................... 3,301 3,221,661
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/28/30 ........ 3,911 3,908,838
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.67%
,
07/16/31 ............ 12,499 12,464,074
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.46%
,
07/31/31 ... 17,694 17,686,488
Shift4 Payments LLC, 1st Lien Term Loan ,
06/30/32
(h)
....................... 2,872 2,887,566
X Corp., 1st Lien Term Loan B1 , (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
10/26/29 .................. 15,672 15,266,216

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
x.AI Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
06/28/30 .................. USD 5,659 $ 5,507,218
159,863,171
Leisure Products — 0.1%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.58%
,
05/30/28
(f)
............. 2,118 2,123,370
Life Sciences Tools & Services — 0.3%
(f)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 3,198 3,211,231
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 797 800,082
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30 ................... 4,137 4,142,511
8,153,824
Machinery — 4.6%
(f)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.21%
,
05/21/31 ............. 8,937 8,976,046
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.13%
,
07/31/28 ............. 10,955 10,974,749
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.48%
,
03/15/30 ................... 2,959 2,967,475
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.50%
,
05/15/28
(b)
............ 2,259 2,256,350
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
10/23/28 ............. 12,035 12,077,711
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
01/16/32 ............. 11,645 11,657,011
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.67%
,
02/15/29 ........ 17,307 17,347,936
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
11/22/29 ................... 2,831 2,837,206
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70% , 06/21/28 ........... 15,054 15,073,265
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45% , 05/06/32 ........... 4,744 4,758,342
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.08%
,
10/04/28 ................... 1,929 1,934,956
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.71%
,
04/05/29 ................... 11,846 11,905,388
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.20%
,
04/30/30 ............. 17,996 18,096,999
Vertiv Group Corp., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.88%
,
08/12/32 ............. 14,556 14,580,201
Security
Par (000)
Par (000) Value
Machinery (continued)
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
12/18/28
(a) (e)
................. USD 6,135 $ 1,053,156
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.38%
,
01/27/31 ............. 10,285 10,306,875
146,803,666
Media — 2.5%
(f)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.86%
,
05/30/31 ............. 11,249 11,216,831
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.99%
,
12/09/30 ... 7,520 7,502,854
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.24%
,
12/15/31 ... 5,654 5,640,990
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.08%
,
08/23/28 ........ 4,021 4,024,612
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.53%
,
01/18/28 ................... 4,276 4,230,940
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(h)
....................... 15,145 14,252,069
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.10%
,
08/02/27 ............. 485 485,214
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
08/30/30 ............. 4,538 4,519,723
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.54%
,
02/21/31
(b)
.................. 3,604 3,608,795
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.38%
,
05/23/29 ............. 45 45,452
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.66%
,
06/30/28 ............ 5,553 5,588,755
NEP Group, Inc., 1st Lien Term Loan , 10/17/31
(h)
3,551 3,404,521
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.02%
,
09/24/32 ............. 3,630 3,626,588
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.24%
,
11/13/31 ........ 9,653 9,665,236
Telenet Financing USD LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.15%
,
05/01/28 ........ 1,645 1,636,479
Ziggo Financing Partnership, 1st Lien Term Loan
I , (6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.71%
,
04/28/28 ............. 1,841 1,837,975
81,287,034
Multi-Utilities — 0.5%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
03/03/32
(f)
........... 14,334 14,319,666

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.1%
(f)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
10/01/32 ................... USD 2,324 $ 2,321,095
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.72%
,
11/22/32 .............. 2,834 2,834,114
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.12%
,
12/21/28 ........ 10,644 10,655,470
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.94%
,
10/04/30 ............ 1,642 1,640,401
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.03%
,
02/06/30 ................... 5,805 5,808,487
Meade Pipeline Co LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
09/22/32 ............. 1,340 1,340,000
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.88%
,
04/07/32 ................... 2,157 2,172,272
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.23%
,
10/05/28 ... 8,594 8,610,068
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
06/16/32 ........ 1,004 1,004,161
36,386,068
Passenger Airlines — 1.4%
(f)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.13% , 04/20/28 ........... 6,054 6,058,496
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.13% , 05/28/32 ........... 2,342 2,349,257
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
5.96%
,
03/21/31 ................... 8,511 8,515,254
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.69% , 01/29/27 ........... 5,041 5,028,811
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 1,281 1,277,738
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... 6,620 6,597,656
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.75%
,
08/13/29 ............. 6,049 5,737,332
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.16%
,
04/09/32 ............. 2,616 2,612,181
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
02/24/31 ............. 6,987 6,997,310
45,174,035
Pharmaceuticals — 1.2%
(f)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.46%
,
08/02/32 ............ 11,922 12,006,408
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32 ............. 6,676 6,701,035
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.73%
,
10/29/32 ............. USD 3,045 $ 3,044,882
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
04/23/31
(h)
....................... 1,939 1,926,101
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
05/05/28 ............. 5,379 5,389,095
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.24%
,
05/19/31 ................... 2,964 2,672,163
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
04/20/29 ............. 5,718 5,722,371
37,462,055
Professional Services — 2.7%
(f)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.96%
,
08/12/32 ................... 10,104 10,060,019
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.58%
,
06/04/29 ........... 3,230 3,226,043
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/02/28 ................... 11,634 11,622,098
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , 04/28/28
(h)
.......... 11,351 11,343,565
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.84%
,
03/01/31
(b)
.................. 4,728 4,728,170
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.68%
,
06/22/29 ................... 4,131 4,154,620
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
07/31/30 ............. 4,343 3,911,258
Skopima Consilio Parent LLC, 1st Lien Term
Loan , 05/12/28
(h)
................... 4,306 3,695,157
TransUnion LLC, 1st Lien Term Loan B8 ,
06/24/31
(h)
....................... 6,521 6,513,012
TransUnion LLC, 1st Lien Term Loan B9 ,
06/24/31
(h)
....................... 9,732 9,714,333
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.71%
,
09/28/29 ... 1,990 1,956,910
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
11/26/31 .............. 14,553 14,409,826
85,335,011
Semiconductors & Semiconductor Equipment — 0.7%
(f)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 1.75% Floor + 0.00%;
3-mo. CME Term SOFR at 1.75% Floor +
0.00% at 0.00% Floor + 0.00%), 5.71% -
5.75%
,
07/06/29 ................... 510 511,978
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.99%
,
08/17/29 ................... 9,531 9,536,429
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(h)
....................... 12,290 12,282,380
22,330,787

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 9.4%
(f)
Applied Systems, Inc., 1st Lien Term Loan B ,
02/24/31
(h)
....................... USD 17,950 $ 17,974,952
Avalara, Inc., 1st Lien Term Loan , 03/26/32
(h)
.. 4,845 4,852,507
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
08/15/29 ............. 7,336 6,087,475
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
07/30/31 ............. 18,523 18,387,517
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
06/17/30 ............. 5,656 5,643,118
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.96%
,
01/23/32 ............ 11,240 11,245,628
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 03/21/31 ........... 11,724 11,720,629
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 08/16/32 ........... 18,611 18,605,039
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.83%
,
12/09/31 ............. 7,264 7,252,383
Dawn Bidco LLC, 1st Lien Term Loan , 10/07/32
(h)
13,805 13,753,231
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
06/26/31 ............. 3,431 3,392,352
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
10/09/29 ............. 12,732 12,744,044
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.71%
,
11/15/32 .............. 3,516 3,550,070
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
09/12/29 ................... 14,544 14,533,469
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
01/30/32 ............ 26,047 25,721,370
Informatica LLC, 1st Lien Term Loan B ,
10/27/28
(h)
....................... 6,471 6,489,530
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.21%
,
03/22/32 ................... 18,888 18,878,263
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
03/01/29 ................... 8,473 8,013,585
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25% , 05/03/28 ........... 3,709 3,364,913
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.21% , 12/31/31 ........... 3,964 3,163,074
Ping Identity Holding Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.43% - 6.59%
,
11/15/32
(b)
....... 2,676 2,676,001
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50%
,
12/17/27 ............. 1,868 1,819,172
Project Sky Merger Sub, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.01%
,
10/09/28 ............ 2,852 2,730,472
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(h)
....................... 1,935 1,941,985
Security
Par (000)
Par (000) Value
Software (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96% , 08/31/28 ........... USD 12,316 $ 12,360,507
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
04/30/32 ............. 1,931 1,932,116
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.26%
,
04/24/28 ................... 8,303 8,283,527
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58% , 12/17/27 ........... 1,442 1,365,190
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.06% , 11/15/29 ........... 3,785 3,500,984
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58% , 12/17/27 ........... 473 448,072
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.06% , 06/30/28 ........... 204 187,967
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.06% , 11/15/29
(b)
.......... 2,009 1,848,632
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
05/09/31 ............. 17,787 17,822,299
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.34%
,
02/10/31 ................... 14,704 14,693,779
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.09%
,
04/14/31 ................... 15,128 14,977,004
301,960,856
Specialty Retail — 0.9%
(f)
Lavender Dutch Borrower Co. BV, 1st Lien Term
Loan B , 09/27/32
(h)
.................. 4,285 4,285,000
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.00%; 3-mo. CME Term SOFR
at 2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.46% - 6.81%
,
04/23/31 ........ 5,350 5,316,082
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.20%
,
05/04/28 ... 14,099 14,120,316
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , 09/29/32
(h)
..................... 1,095 1,095,000
Restoration Hardware, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.58%
,
10/20/28 ............. 3,539 3,433,627
Spectris, 1st Lien Term Loan , 09/24/32
(b) (h)
.... 1,202 1,203,503
29,453,528
Technology Hardware, Storage & Peripherals — 0.6%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
09/15/32
(f)
.................. 19,951 19,698,021
Trading Companies & Distributors — 0.7%
(f)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.99%
,
07/27/28 ................... 11,152 11,147,814
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.99%
,
02/10/31 ................... 6,684 6,670,041
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
06/17/31 ................... 1,455 1,438,575

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.11%
,
06/02/32 ................... USD 1,610 $ 1,615,361
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 0.00%), 11.00%
,
12/15/31
(b)
251 —
TMK Hawk Parent Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.96% ( 5.96 % Cash or 3.25%
PIK), 06/29/29
(g)
.................... 7,358 2,685,778
23,557,569
Transportation Infrastructure — 1.2%
(f)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.46%
,
09/23/31 ................... 17,939 17,980,239
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.59% - 6.95%
,
07/01/31 ............. 9,800 9,836,710
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.31%
,
12/15/26
(b)
................. 5,006 4,968,760
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
03/18/30 ................... 6,460 6,321,848
39,107,557
Wireless Telecommunication Services — 0.6%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.49%
,
08/09/32 ............ 3,123 3,065,225
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 7.71%
,
05/01/28 ............ 4,096 4,018,900
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.72%
,
01/27/31 ............. 6,247 6,259,084
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.96%
,
10/06/32
(b)
............ 6,439 6,358,512
19,701,721
Total Floating Rate Loan Interests — 88 .3%
(Cost: $ 2,870,841,179 ) ............................ 2,835,547,280
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(i)
........................... 596,241 22,406,737
Total Investment Companies — 0 .7%
(Cost: $ 22,294,208 ) ............................... 22,406,737
Security
Beneficial Interest
(000) Value
Other Interests
(j)
Capital Markets — 0.0%
Millennium Corp. Claim
(b)
................ USD 15,011 $ —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)(b)
Veritas Newco ....................... 14,627 343,735
Veritas Newco, Series G-1 ............... 10,105 237,467
581,202
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 1,870 327,238
Total Preferred Securities — 0.0%
(Cost: $ 1,789,736 ) ............................... 908,440
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(a) (b)
16,956 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 91.3%
(Cost: $ 2,968,264,787 ) ............................ 2,933,146,870
Short-Term Securities
Money Market Funds — 10.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.94%
(i) (k)
.................... 349,606,979 349,606,979
Total Short-Term Securities — 10 .9%
(Cost: $ 349,606,979 ) .............................. 349,606,979
Total Investments — 102 .2%
(Cost: $ 3,317,871,766 ) ............................ 3,282,753,849
Liabilities in Excess of Other Assets — (2.2) % ............. (71,614,573)
Net Assets — 100.0% ...............................
$ 3,211,139,276
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,683,885, representing 0.05% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Affiliate of the Fund.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 64,614,273 $ — $ (64,621,581)
(b)
$ 9,711 $ (2,403) $ — — $ 15,854
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 328,860,244 20,746,735
(b)
— — — 349,606,979 349,606,979 3,141,736 —
iShares 0-5 Year High Yield
Corporate Bond ETF
(a)
... 2,195,557 — (2,195,210) 110,033 (110,380) — — 25,746 —
iShares Broad USD High Yield
Corporate Bond ETF .... 11,637,301 20,167,916 (9,372,500) 71,190 (97,170) 22,406,737 596,241 260,623 —
$ 190,934 $ (209,953) $ 372,013,716 $ 3,443,959 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 240,047 EUR 203,000 Morgan Stanley & Co. International plc 12/17/25 $ 5,476
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 53,200 $ 4,179,384 $ 2,739,793 $ 1,439,591
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 Quarterly 06/20/30 B+ USD 20,000 1,619,772 227,567 1,392,205
$ 5,799,156 $ 2,967,360 $ 2,831,796
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 25,000 $ 579,338 $ (75,117) $ 654,455
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 25,000 564,869 (141,794) 706,663
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/26 USD 20,000 (23,736) (182,292) 158,556
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 65,000 (94,383) (592,448) 498,065
$ 1,026,088 $ (991,651) $ 2,017,739
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .20%

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Financial Services ...................................... $ — $ — $ 1,609,081 $ 1,609,081
Food Products ......................................... — 945,849 — 945,849
Ground Transportation ................................... — 6,778 — 6,778
Hotels, Restaurants & Leisure .............................. — — 1 1
Household Durables ..................................... — — 228,708 228,708
IT Services ........................................... — — 4,838,764 4,838,764
Machinery ............................................ — — — —
Media ............................................... — — 1,683,885 1,683,885
Trading Companies & Distributors ............................ — — 1,037,113 1,037,113
Transportation Infrastructure ............................... — — 214,306 214,306
Wireless Telecommunication Services ......................... — 1,095,008 — 1,095,008
Corporate Bonds
Aerospace & Defense .................................... — — — —
Broadline Retail ........................................ — 3,231,865 — 3,231,865
Chemicals ............................................ — 156,435 — 156,435
Electric Utilities ........................................ — — 1 1
Hotels, Restaurants & Leisure .............................. — 3,407,670 — 3,407,670
Household Durables ..................................... — 1,272,087 — 1,272,087
IT Services ........................................... — 32,997,527 — 32,997,527
Pharmaceuticals ....................................... — 4,965,220 — 4,965,220
Transportation Infrastructure ............................... — — 179,938 179,938
Wireless Telecommunication Services ......................... — 498,543 — 498,543
Fixed Rate Loan Interests ................................... — 15,915,634 — 15,915,634
Floating Rate Loan Interests
Aerospace & Defense .................................... — 108,549,371 — 108,549,371
Automobile Components .................................. — 49,928,462 — 49,928,462
Automobiles .......................................... — 2,756,938 5,091,886 7,848,824
Beverages ........................................... — 20,889,888 — 20,889,888
Biotechnology ......................................... — 10,422,821 — 10,422,821
Broadline Retail ........................................ — 10,635,449 — 10,635,449
Building Products ....................................... — 41,239,971 — 41,239,971
Capital Markets ........................................ — 115,207,252 8,358,188 123,565,440
Chemicals ............................................ — 101,141,687 6,135,635 107,277,322
Commercial Services & Supplies ............................. — 120,177,349 — 120,177,349
Communications Equipment ................................ — 6,928,604 — 6,928,604
Construction & Engineering ................................ — 20,178,164 — 20,178,164
Construction Materials .................................... — 56,770,915 — 56,770,915
Consumer Staples Distribution & Retail ........................ — 3,793,294 — 3,793,294

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ — $ 54,512,181 $ — $ 54,512,181
Distributors ........................................... — 1,939,778 — 1,939,778
Diversified Consumer Services .............................. — 30,288,506 — 30,288,506
Diversified REITs ....................................... — 2,278,318 — 2,278,318
Diversified Telecommunication Services ........................ — 71,626,688 11,153,227 82,779,915
Electric Utilities ........................................ — 20,006,196 — 20,006,196
Electronic Equipment, Instruments & Components ................. — 6,040,200 8,812,826 14,853,026
Energy Equipment & Services .............................. — 6,443,705 — 6,443,705
Entertainment ......................................... — 77,714,488 6,524,834 84,239,322
Financial Services ...................................... — 129,360,600 — 129,360,600
Food Products ......................................... — 61,748,402 — 61,748,402
Gas Utilities ........................................... — 4,006,173 — 4,006,173
Ground Transportation ................................... — 27,764,909 — 27,764,909
Health Care Equipment & Supplies ........................... — 20,285,587 — 20,285,587
Health Care Providers & Services ............................ — 92,151,256 1,107,987 93,259,243
Health Care Technology .................................. — 46,820,051 — 46,820,051
Hotels, Restaurants & Leisure .............................. — 179,236,502 — 179,236,502
Household Durables ..................................... — 18,407,769 — 18,407,769
Independent Power and Renewable Electricity Producers ............ — 13,122,542 — 13,122,542
Industrial Conglomerates .................................. — 42,195,504 578,451 42,773,955
Insurance ............................................ — 131,440,641 4,674,912 136,115,553
Interactive Media & Services ............................... — 4,381,234 — 4,381,234
IT Services ........................................... — 155,842,980 4,020,191 159,863,171
Leisure Products ....................................... — 2,123,370 — 2,123,370
Life Sciences Tools & Services .............................. — 8,153,824 — 8,153,824
Machinery ............................................ — 144,547,316 2,256,350 146,803,666
Media ............................................... — 77,678,239 3,608,795 81,287,034
Multi-Utilities .......................................... — 14,319,666 — 14,319,666
Oil, Gas & Consumable Fuels ............................... — 36,386,068 — 36,386,068
Passenger Airlines ...................................... — 45,174,035 — 45,174,035
Pharmaceuticals ....................................... — 37,462,055 — 37,462,055
Professional Services .................................... — 80,606,841 4,728,170 85,335,011
Semiconductors & Semiconductor Equipment .................... — 22,330,787 — 22,330,787
Software ............................................. — 297,436,223 4,524,633 301,960,856
Specialty Retail ........................................ — 28,250,025 1,203,503 29,453,528
Technology Hardware, Storage & Peripherals .................... — 19,698,021 — 19,698,021
Trading Companies & Distributors ............................ — 23,557,569 — 23,557,569
Transportation Infrastructure ............................... — 34,138,797 4,968,760 39,107,557
Wireless Telecommunication Services ......................... — 13,343,209 6,358,512 19,701,721
Investment Companies .................................... 22,406,737 — — 22,406,737
Other Interests .......................................... — — — —
Preferred Securities
IT Services ........................................... — — 581,202 581,202
Machinery ............................................ — 327,238 — 327,238
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 349,606,979 — — 349,606,979
Unfunded Floating Rate Loan Interests
(a)
........................... — 5,908 1,553 7,461
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (11,075) (8,737) (19,812)
$ 372,013,716 $ 2,816,255,107 $ 94,472,675 $ 3,282,741,498
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,831,796 $ — $ 2,831,796
Foreign currency exchange contracts ............................ — 5,476 — 5,476
Interest rate contracts ....................................... — 2,017,739 — 2,017,739
$ — $ 4,855,011 $ — $ 4,855,011
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Floating Rate Income Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ................................................ $ 13,537,786 $ 760,054 $ 59,813,927 $ 556,470 $ 457 $ 74,668,694
Transfers into Level 3 .......................................................... — — 22,793,363 — — 22,793,363
Transfers out of Level 3 ......................................................... — — (20,576,757) — — (20,576,757)
Accrued discounts/premiums ...................................................... — 4,535 17,749 — — 22,284
Net realized gain ............................................................. 1,569,044 — 830 — — 1,569,874
Net change in unrealized appreciation (depreciation)
(a)
..................................... (1,830,997) (584,650) (6,837,598) 24,732 (7,641) (9,236,154)
Purchases .................................................................. — — 37,846,796 — — 37,846,796
Sales ..................................................................... (3,663,975) — (8,951,450) — — (12,615,425)
Closing balance, as of October 31, 2025 ..............................................
$ 9,611,858 $ 179,939 $ 84,106,860 $ 581,202 $ (7,184) $ 94,472,675
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025
(a)
........
$ (1,830,997) $ (584,650) $ (6,837,598) $ 24,732 $ — $ (9,228,513)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate